Income taxes	12 Months Ended
Mar. 31, 2021
Major components of tax expense (income) [abstract]
Income taxes [Text Block]
15.    Income taxes

The recovery of income taxes differs from the amount obtained by applying the statutory Canadian federal and provincial income tax rates to loss for the year as follows:
	2021 $	2020 $
Recovery of income taxes based on the combined statutory income tax rate of 27.0% (2020 - 27.0%)	(167,000)	(1,251,000)
Changes in unrecognized deferred tax assets	(414,000)	1,384,000
Financing costs	(1,000)	(316,000)
Non-deductible items and tax adjustments	582,000	183,000

Recovery of income taxes	—	—

As at March 31, 2021 the Company has non-capital losses of approximately $62,755,000 (2020 - $58,032,000) available to reduce taxable income in future years. These losses expire as follows:

$

2026	800,000
2027	1,124,000
2028	1,344,000
2029	1,596,000
2030	2,691,000
2031	4,358,000
2032	5,327,000
2033	4,606,000
2034	5,507,000
2035	5,623,000
2036	4,895,000
2037	4,612,000
2038	5,303,000
2039	5,215,000
2040	4,472,000
2041	5,282,000
62,755,000

In addition, the Company has SR&ED expenditures of approximately $15,130,000 available to carry forward indefinitely.

ITCs of $5,032,000 may be used to offset deferred income taxes otherwise payable and expiring between 2022 and 2040.

For the year ended March 31, 2021, included in interest and other income is $nil (2020 - $18,655) of refundable ITCs, of which $18,655 is included in amounts receivable at March 31, 2021 (2020 - $18,655).The tax effects of temporary differences that give rise to deferred income tax assets are as follows:

	2021 $	2020 $
Deferred income tax assets (liability)
SR&ED expenditures	4,073,000	4,073,000
Losses from operations carried forward	16,943,000	15,668,000
Investment in Merit Foods	(918,000)	215,000
Deferred development costs	(962,000)	(386,000)
Interest expense	—	(2,000)
Financing costs	245,000	334,000
Property and equipment	245,000	132,000
Right-of-Use assets/liability	(5,000)	—
Unrecognized deferred income tax assets	19,621,000	20,034,000
Management believes the realization of income tax benefits related to these losses and other potential deferred income tax assets is uncertain at this time and cannot be viewed as probable. Accordingly, the Company has not recognized these deferred income tax assets.